CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (loss) before tax	$ 4,286	$ 5,531	$ (161,452)
Adjustments to reconcile profit (loss)
Depreciation expense	747	638	703
Amortization expense	51	75	63
Expected credit losses	1,373	0	0
Interest income	(7,708)	(9,498)	(2,029)
Interest expense	18	15	8
Net (gains) losses on financial liabilities at fair value through profit or loss	227	(1,641)	93,777
Share-based payment transactions	2,774	3,210	2,175
Recognition of listing expense	0	0	65,264
Changes in operating assets and liabilities
Accounts receivable	(2,300)	759	(1,479)
Current contract assets	1,789	866	(3,701)
Other receivables	0	3	(3)
Inventories	15	12	43
Other current assets	1,514	662	(4,418)
Current contract liabilities	1,949	2,366	4,783
Other payables	1,362	1,050	772
Other payables – related parties	(2)	(12)	(2)
Current provisions	(449)	565	897
Other current liabilities	80	27	(80)
Net defined benefit liability, non-current	3	3	1
Cash inflow (outflow) generated from operations	5,729	4,631	(4,678)
Interest received	7,699	9,464	1,724
Interest paid	(18)	(15)	(8)
Income tax paid	(407)	(502)	(343)
Net cash flows from (used in) operating activities	13,003	13,578	(3,305)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at fair value through profit or loss	(2,773)	0	0
Acquisition of financial assets at amortized cost	(80,574)	(196,100)	(30,000)
Proceeds from disposal of financial assets at amortized cost	74,874	195,800	0
Acquisition of property, plant and equipment	(392)	(289)	(165)
Acquisition of intangible assets	(6)	(33)	(93)
Increase in guarantee deposits paid	(8)	(15)	0
Net cash flows used in investing activities	(8,879)	(637)	(30,258)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(525)	(435)	(457)
Employee stock options exercised	0	0	5,592
Proceed received upon recapitalization	0	0	112,893
Payments to acquire treasury shares	0	(51,064)	0
Net cash flows from (used in) financing activities	(525)	(51,499)	118,028
Effects of exchange rates changes on cash and cash equivalents	(349)	(187)	(2,302)
Net increase (decrease) in cash and cash equivalents	3,250	(38,745)	82,163
Cash and cash equivalents at beginning of year	123,871	162,616	80,453
Cash and cash equivalents at end of year	$ 127,121	$ 123,871	$ 162,616